Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 11,304	$ 17,317	$ 12,429
Accounts and notes receivable, net of allowance for doubtful accounts of $4,153 at December 31, 2011 and $7,573 at December 31, 2012	188,761	236,429	220,752
Inventories	538,222	513,065	444,062
Prepaid expenses and other current assets	58,087	56,190	54,707
Total current assets	796,374	823,001	731,950
Property, plant and equipment	1,537,488	1,532,359	1,431,432
Less: accumulated depreciation	705,785	698,452	654,548
Property, plant and equipment	831,703	833,907	776,884
Deferred income taxes	5,876	6,157	7,931
Goodwill	497,681	498,261	498,681
Other assets	130,513	136,589	152,920
Total Assets	2,262,147	2,297,915	2,168,366
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable - trade	94,437	128,120	148,655
Short-term debt	2,102	8,426	14,168
Accrued income and other taxes	28,682	30,923	44,330
Supply chain financing liability	12,659	26,962	29,930
Other accrued liabilities	58,784	50,953	40,170
Total current liabilities	196,664	245,384	277,253
Long-term debt - third party	551,886	535,709	387,624
Other long-term obligations	121,587	125,005	131,300
Deferred income taxes	38,301	41,966	32,245
Contingencies – Note 14
Stockholders’ equity:
Preferred stock, par value $.01, 10,000,000 shares authorized, none issued	0	0	0
Common stock, par value $.01, 225,000,000 shares authorized, 149,861,081 shares issued at December 31, 2011 and 150,869,227 shares issued at December 31, 2012	1,516	1,509	1,499
Additional paid – in capital	1,816,133	1,812,592	1,798,161
Accumulated other comprehensive loss	(284,454)	(280,678)	(261,937)
(Accumulated deficit) retained earnings	71,094	66,884	(50,757)
Less: cost of common stock held in treasury, 6,265,114 shares at December 31, 2011 and 16,418,710 at December 31, 2012	(249,656)	(249,487)	(146,041)
Less: common stock held in employee benefit and compensation trusts, 75,807 shares at December 31, 2011 and 76,095 shares at December 31, 2012	(924)	(969)	(981)
Total stockholders’ equity	1,353,709	1,349,851	1,339,944
Total Liabilities and Stockholders' Equity	$ 2,262,147	$ 2,297,915	$ 2,168,366